Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment	Composition of property and equipment grouped by major classifications is as follows:
	December 31,
	2023	2022
	(U.S. Dollars in thousands)

Office furniture and lab equipment	468	721
Computers and electronic equipment	1,464	1,304
Equipment and machinery	3,471	4,326
Leasehold improvement	854	647
Vehicles	243	156
Land – See b below	6,314	6,314
Production line– See b below	32,220	31,740
	45,034	45,208
Less: accumulated depreciation	(2,691)	(1,663)
Total property and equipment, net	42,343	43,545